FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 31, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Government Obligations Fund (the “Fund”)

Institutional Shares

Service Shares

Administrative Shares

Capital Shares

Premier Shares

Cash II Shares

Cash Series Shares

Trust Shares

Select Shares

Advisor Shares

SDG Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 30, 2022, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 243 on March 29, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary